Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Purchase Commitments
As of December 31, 2022, the total amounts equivalent to the contract period are detailed below:

Year ended December 31,
2023	Ps.	944,948
2024		15,568,565
2025		3,231,796
2026		3,190,572
2027 and 2028		6,386,664
2029 and thereafter		14,894,378

Total	Ps.	44,216,923